FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Derivative assets	$ 456	$ 407
Derivative liabilities	61	20
Equity award reimbursement obligation, estimated weighted-average fair value per share of Time Warner stock options outstanding	$ 33.00
Fair value assumption, expected volatility of Time Warner common stock	22.87%
Fair value assumption, expected term	1 month 28 days
Fair value assumption, risk-free rate	0.04%
Fair value assumption, expected dividend yield	1.65%
Fair value of derivative liabilities valued using significant unobservable inputs, balance at beginning of period	19	22	20
Losses recognized in other income (expense), net	10	9	5
Payments to Time Warner for awards exercised	(18)	(12)	(3)
Fair value of derivative liabilities valued using significant unobservable inputs, balance at end of period	11	19	22
Asset impairments, assets related to the provision of wireless services	0	0	60
Carrying value of long-term debt (excluding capital leases)	25,003	26,664
Estimated fair value of long-term debt (excluding capital leases)	25,187	31,759
Level 2 [Member]
Fair Value Measurements
Derivative assets	456	407
Derivative liabilities	50	1
Level 3 [Member]
Fair Value Measurements
Derivative assets	0	0
Derivative liabilities	11	19
Interest Rate Swaps [Member]
Fair Value Measurements
Derivative assets	135	295
Derivative liabilities	50	1
Interest Rate Swaps [Member] | Level 2 [Member]
Fair Value Measurements
Derivative assets	135	295
Derivative liabilities	50	1
Interest Rate Swaps [Member] | Level 3 [Member]
Fair Value Measurements
Derivative assets	0	0
Derivative liabilities	0	0
Cross-Currency Swaps [Member]
Fair Value Measurements
Derivative assets	321	112
Derivative liabilities	0	0
Cross-Currency Swaps [Member] | Level 2 [Member]
Fair Value Measurements
Derivative assets	321	112
Cross-Currency Swaps [Member] | Level 3 [Member]
Fair Value Measurements
Derivative assets	0	0
Equity Award Reimbursement Obligation [Member]
Fair Value Measurements
Derivative assets	0	0
Derivative liabilities	11	19
Equity Award Reimbursement Obligation [Member] | Level 2 [Member]
Fair Value Measurements
Derivative liabilities	0	0
Equity Award Reimbursement Obligation [Member] | Level 3 [Member]
Fair Value Measurements
Derivative liabilities	$ 11	$ 19